UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

The Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Laudus Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Australia 1.7%
QBE Insurance Group Ltd.	192,766	1,387,770

China 2.8%
China Mobile Ltd.	263,000	2,333,584

France 5.7%
Compagnie de Saint-Gobain	41,169	1,833,871
Sanofi	37,079	2,975,942
		4,809,813

Germany 8.0%
Allianz SE	10,087	2,078,473
Daimler AG	37,692	2,414,441
Deutsche Telekom AG *	88,121	1,361,857
SAP SE	7,437	858,361
		6,713,132

Hong Kong 3.3%
CK Hutchison Holdings Ltd.	261,000	2,762,950

Italy 7.4%
Enel S.p.A.	552,838	3,063,375
Eni S.p.A.	170,910	3,168,906
		6,232,281

Japan 15.0%
Canon, Inc.	29,900	980,467
FUJIFILM Holdings Corp.	26,200	1,021,869
Honda Motor Co., Ltd.	92,100	2,700,463
Isuzu Motors Ltd.	47,300	627,064
Mitsubishi Electric Corp.	135,400	1,796,476
Takeda Pharmaceutical Co., Ltd.	61,700	2,595,600
Tokio Marine Holdings, Inc.	60,500	2,830,386
		12,552,325

Netherlands 3.3%
Koninklijke Ahold Delhaize N.V.	116,915	2,791,648

Singapore 4.8%
Singapore Telecommunications Ltd.	637,200	1,438,668
United Overseas Bank Ltd.	130,622	2,560,025
		3,998,693

Security	Number of Shares	Value ($)
Spain 6.6%
Banco Santander S.A.	183,179	978,994
Iberdrola S.A.	341,206	2,631,296
Telefonica S.A.	231,203	1,962,320
		5,572,610

Sweden 3.5%
Telia Co. AB	637,058	2,903,638

Switzerland 7.4%
ABB Ltd.	95,335	2,079,629
Novartis AG	27,572	2,088,605
Zurich Insurance Group AG	7,019	2,075,728
		6,243,962

Taiwan 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	324,154	2,301,841

United Kingdom 26.2%
BP plc	409,974	3,119,294
GlaxoSmithKline plc	123,015	2,480,097
Kingfisher plc	595,994	2,330,699
Lloyds Banking Group plc	3,303,104	2,740,640
National Grid plc	104,921	1,159,489
Royal Dutch Shell plc, B Shares	87,950	3,149,754
SSE plc	100,198	1,788,590
Tesco plc	958,588	3,243,473
WPP plc	127,497	2,003,179
		22,015,215
Total Common Stock
(Cost $67,561,082)		82,619,462
At June 30, 2018, the values of certain foreign securities held by the fund aggregating $82,619,462 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$82,619,462	$—	$82,619,462
Total	$—	$82,619,462	$—	$82,619,462
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Brazil 13.3%
CCR S.A.	1,397,581	3,649,234
Embraer S.A. ADR	430,434	10,717,807
Hypera S.A.	687,800	4,899,738
Itau Unibanco Holding S.A. ADR	636,101	6,602,728
Kroton Educacional S.A.	1,178,800	2,834,655
Suzano Papel e Celulose S.A.	653,000	7,576,704
		36,280,866

China 21.0%
Brilliance China Automotive Holdings Ltd.	62,000	111,900
China Construction Bank Corp., Class H	13,307,000	12,176,448
China Medical System Holdings Ltd.	1,771,000	3,527,561
China Mobile Ltd.	1,163,000	10,319,234
China Resources Power Holdings Co., Ltd.	3,665,291	6,441,452
Dongfeng Motor Group Co., Ltd., Class H	5,182,000	5,461,901
Ping An Insurance Group Co. of China Ltd., Class H	1,294,500	11,854,609
WH Group Ltd.	9,134,000	7,391,110
		57,284,215

Hong Kong 1.6%
Sands China Ltd.	823,200	4,388,797

India 14.5%
Bajaj Auto Ltd.	157,599	6,463,089
HCL Technologies Ltd.	421,993	5,701,999
Housing Development Finance Corp., Ltd.	221,105	6,160,998
Indiabulls Housing Finance Ltd.	317,993	5,316,860
Larsen & Toubro Ltd.	201,285	3,747,540
Lupin Ltd.	372,708	4,917,835
Vedanta Ltd.	2,142,385	7,393,228
		39,701,549

Indonesia 1.3%
PT Bank Rakyat Indonesia (Persero) Tbk	18,447,900	3,648,826

Malaysia 4.3%
AMMB Holdings Berhad	5,914,200	5,486,550
Genting Malaysia Berhad	5,174,900	6,248,948
		11,735,498

Mexico 2.8%
Fibra Uno Administracion S.A. de C.V.	5,190,407	7,537,233

Peru 1.1%
Credicorp Ltd.	13,236	2,979,688

Security	Number of Shares	Value ($)
Philippines 1.0%
PLDT, Inc.	115,562	2,766,648

Qatar 1.5%
Qatar National Bank SAQ	97,707	4,080,861

Republic of Korea 14.0%
Korea Electric Power Corp.	54,249	1,555,986
Korea Zinc Co., Ltd.	12,143	4,205,937
Samsung Electronics Co., Ltd.	346,042	14,495,549
Samsung SDI Co., Ltd.	31,634	6,067,664
Shinhan Financial Group Co., Ltd.	164,390	6,364,873
SK Telecom Co., Ltd.	26,058	5,446,369
		38,136,378

Russia 5.1%
Gazprom PJSC ADR	1,668,349	7,357,419
Lukoil PJSC ADR	43,312	2,985,496
MMC Norilsk Nickel PJSC ADR	194,064	3,498,974
		13,841,889

South Africa 2.7%
Sasol Ltd.	108,625	3,950,345
Woolworths Holdings Ltd.	816,882	3,293,703
		7,244,048

Taiwan 9.1%
ASE Technology Holding Co., Ltd.	999,000	2,346,078
Asustek Computer, Inc.	271,000	2,473,041
Mega Financial Holding Co., Ltd.	8,316,153	7,332,322
Taiwan Semiconductor Manufacturing Co., Ltd.	1,801,719	12,794,139
		24,945,580

Thailand 1.9%
Kasikornbank PCL NVDR	901,800	5,276,216

Turkey 2.2%
Turkiye Garanti Bankasi A/S	1,570,380	2,864,613
Turkiye Halk Bankasi A/S	1,995,180	3,219,195
		6,083,808

United Arab Emirates 1.7%
Emaar Malls PJSC	7,952,227	4,633,017
Total Common Stock
(Cost $262,950,471)		270,565,117

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 0.5% of net assets

India 0.5%
Vedanta Ltd. 7.50%	8,985,240	1,331,098
Total Preferred Stock
(Cost $1,401,644)		1,331,098

Other Investment Company 1.5% of net assets

United States 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82% (a)	4,200,066	4,200,066
Total Other Investment Company
(Cost $4,200,066)		4,200,066
At June 30, 2018, the values of certain foreign securities held by the fund aggregating $202,834,446 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$123,062,629	$—	$123,062,629
Brazil	36,280,866	—	—	36,280,866
China	111,900	57,172,315	—	57,284,215
Mexico	7,537,233	—	—	7,537,233
Peru	2,979,688	—	—	2,979,688
Russia	13,841,889	—	—	13,841,889
Taiwan	2,346,078	22,599,502	—	24,945,580
United Arab Emirates	4,633,017	—	—	4,633,017
Preferred Stock[1]	1,331,098	—	—	1,331,098
Other Investment Company[1]	4,200,066	—	—	4,200,066
Total	$73,261,835	$202,834,446	$—	$276,096,281
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $6,266,970 from Level 1 to Level 2 for the period ended June 30, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Laudus Trust
Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 89.0% of net assets

Australia 7.9%
Australia Government Bond
5.75%, 05/15/21 (AUD)	610,000	497,604
3.25%, 04/21/25 (AUD)	2,986,000	2,317,130
4.75%, 04/21/27 (AUD)	3,500,000	3,028,694
3.00%, 03/21/47 (AUD)	600,000	435,932
		6,279,360

Austria 4.6%
Austria Government Bond
6.25%, 07/15/27 (EUR)	2,048,000	3,633,267

Belgium 4.7%
Kingdom of Belgium Government Bond
1.00%, 06/22/26 (EUR)	3,030,000	3,709,022

Canada 3.9%
Canadian Government Bond
0.75%, 09/01/21 (CAD)	1,250,000	914,521
1.50%, 06/01/26 (CAD)	1,950,000	1,414,638
5.00%, 06/01/37 (CAD)	730,000	793,852
		3,123,011

Finland 4.7%
Finland Government Bond
1.63%, 09/15/22 (EUR)	1,800,000	2,274,225
0.50%, 09/15/27 (EUR)	1,200,000	1,404,451
		3,678,676

France 4.7%
France Government Bond OAT
0.00%, 05/25/20 (EUR) (a)	2,500,000	2,951,793
0.50%, 05/25/25 (EUR)	650,000	776,296
		3,728,089

Germany 3.1%
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY)	230,000,000	2,417,344

Italy 12.3%
Italy Buoni Poliennali Del Tesoro
0.05%, 04/15/21 (EUR)	1,500,000	1,704,479
1.45%, 05/15/25 (EUR)	1,950,000	2,158,207
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
2.00%, 02/01/28 (EUR)	1,850,000	2,041,384
2.95%, 09/01/38 (EUR)	1,500,000	1,692,547
4.75%, 09/01/44 (EUR)	1,500,000	2,148,471
		9,745,088

Japan 15.8%
Japan Government Five Year Bond
0.10%, 06/20/21 (JPY)	124,000,000	1,127,585
Japan Government Ten Year Bond
0.10%, 06/20/26 (JPY)	140,000,000	1,278,343
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	275,000,000	3,302,330
Japan Government Twenty Year Bond
1.60%, 06/20/30 (JPY)	250,000,000	2,651,689
0.20%, 06/20/36 (JPY)	480,000,000	4,178,114
		12,538,061

Malaysia 3.0%
Malaysia Government Bond
4.05%, 09/30/21 (MYR)	2,420,000	605,108
4.18%, 07/15/24 (MYR)	6,350,000	1,576,378
4.25%, 05/31/35 (MYR)	670,000	153,206
		2,334,692

Mexico 3.9%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	22,780,000	1,111,572
7.50%, 06/03/27 (MXN)	9,600,000	480,840
7.75%, 11/23/34 (MXN)	29,410,000	1,495,982
		3,088,394

Netherlands 3.7%
Netherlands Government Bond
0.00%, 01/15/22 (EUR) (a)	388,000	460,025
5.50%, 01/15/28 (EUR)	1,438,490	2,493,970
		2,953,995

New Zealand 4.5%
New Zealand Government Bond
5.00%, 03/15/19 (NZD)	200,000	138,534
5.50%, 04/15/23 (NZD)	1,605,000	1,251,750
4.50%, 04/15/27 (NZD)	2,075,000	1,608,502
2.75%, 04/15/37 (NZD)	850,000	541,662
		3,540,448

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Singapore 4.6%
Singapore Government Bond
2.00%, 07/01/20 (SGD)	1,100,000	808,203
2.38%, 06/01/25 (SGD)	2,350,000	1,722,184
2.88%, 09/01/30 (SGD)	1,420,000	1,068,778
		3,599,165

Spain 7.6%
Spain Government Bond
1.40%, 01/31/20 (EUR)	1,550,000	1,858,932
1.60%, 04/30/25 (EUR)	1,425,000	1,756,741
4.20%, 01/31/37 (EUR)	1,550,000	2,425,218
		6,040,891
Total Government Bonds
(Cost $68,853,619)		70,409,503

Supranational* 9.8% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	310,000,000	3,385,436
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
European Financial Stability Facility
0.95%, 02/14/28 (EUR)	500,000	596,076
European Investment Bank
2.15%, 01/18/27 (JPY)	350,000,000	3,748,513
Total Supranational
(Cost $7,822,409)		7,730,025
Security	Number of Shares	Value ($)
Other Investment Company 1.0% of net assets

United States 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82% (b)	823,042	823,042
Total Other Investment Company
(Cost $823,042)		823,042

In addition to the above, the fund held the following at June 30, 2018:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
07/31/2018	State Street Bank & Trust Co.	AUD	84,500	USD	64,007	(1,467)
07/31/2018	State Street Bank & Trust Co.	EUR	1,642,000	USD	2,015,320	(93,912)
07/31/2018	State Street Bank & Trust Co.	GBP	7,826,000	USD	10,958,200	(616,706)
07/31/2018	State Street Bank & Trust Co.	SEK	21,395,000	USD	2,432,644	(39,003)
07/31/2018	State Street Bank & Trust Co.	SGD	26,500	USD	19,873	(414)
07/31/2018	State Street Bank & Trust Co.	SGD	29,500	USD	22,049	(386)
07/31/2018	State Street Bank & Trust Co.	USD	67,003	AUD	90,000	392
07/31/2018	State Street Bank & Trust Co.	USD	78,875	AUD	104,500	1,533
07/31/2018	State Street Bank & Trust Co.	USD	6,271,621	AUD	8,294,500	132,706
07/31/2018	State Street Bank & Trust Co.	USD	1,969,527	EUR	1,628,500	63,916
07/31/2018	State Street Bank & Trust Co.	USD	845,561	EUR	698,000	28,787
07/31/2018	State Street Bank & Trust Co.	USD	173,594	GBP	126,500	6,434
07/31/2018	State Street Bank & Trust Co.	USD	42,223	NZD	62,500	(110)
07/31/2018	State Street Bank & Trust Co.	USD	37,697	NZD	54,000	1,121
07/31/2018	State Street Bank & Trust Co.	USD	3,604,476	NZD	5,100,000	150,164
07/31/2018	State Street Bank & Trust Co.	USD	22,797	SGD	30,500	400
07/31/2018	State Street Bank & Trust Co.	USD	3,702,205	SGD	4,912,500	94,811
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(271,734)
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Zero Coupon Bond.
(b)	The rate shown is the 7-day yield.

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

AUD –	Australian dollar
CAD –	Canadian dollar
EUR –	euro currency
GBP –	Great British pound
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
SEK –	Swedish Krona
SGD –	Singapore dollar
USD –	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Government Bonds[1]	$—	$70,409,503	$—	$70,409,503
Supranational	—	7,730,025	—	7,730,025
Other Investment Company[1]	823,042	—	—	823,042
Forward Foreign Currency Exchange Contracts[2]	—	480,264	—	480,264
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(751,998)	—	(751,998)
Total	$823,042	$77,867,794	$—	$78,690,836
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Laudus Mondrian Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Forward foreign currency exchange contracts (forwards): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

Laudus Mondrian Funds
Notes to Portfolio Holdings (continued)

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Subsequent Events:
The Board of Trustees of the Laudus Trust has determined that it is in the best interests of each of the Laudus Mondrian International Equity, Laudus Mondrian Emerging Markets Fund, and Laudus Mondrian International Government Fixed Income Fund to reorganize with and into Mondrian International Equity Fund, Mondrian Emerging Markets Equity Fund, and Mondrian International Government Fixed Income Fund, each a series of Gallery Trust.
The reorganizations must be approved by shareholders of each fund, who will be asked to vote at a special meeting of shareholders currently scheduled to be held on or about September 17, 2018. If approved by shareholders at the special meetings, the Reorganizations are expected to occur on or about September 24, 2018.
REG87099JUN18

Laudus Trust
Laudus U.S. Large Cap Growth Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Automobiles & Components 1.1%
Tesla, Inc. *	70,174	24,066,173

Banks 1.9%
Bank of America Corp.	773,144	21,794,929
First Republic Bank	210,410	20,365,584
		42,160,513

Capital Goods 3.5%
Honeywell International, Inc.	132,506	19,087,489
Rockwell Automation, Inc.	59,227	9,845,304
Roper Technologies, Inc.	74,329	20,508,115
TransDigm Group, Inc.	65,971	22,769,231
Xylem, Inc.	49,132	3,310,514
		75,520,653

Commercial & Professional Services 3.0%
CoStar Group, Inc. *	93,582	38,614,741
Equifax, Inc.	221,946	27,767,664
		66,382,405

Consumer Durables & Apparel 1.8%
Mohawk Industries, Inc. *	76,792	16,454,222
NIKE, Inc., Class B	300,194	23,919,458
		40,373,680

Consumer Services 1.1%
Domino’s Pizza, Inc.	88,558	24,988,411

Diversified Financials 4.3%
Berkshire Hathaway, Inc., Class B *	144,135	26,902,798
E*TRADE Financial Corp. *	557,372	34,088,872
S&P Global, Inc.	160,716	32,768,385
		93,760,055

Energy 1.0%
Pioneer Natural Resources Co.	113,089	21,400,962

Food, Beverage & Tobacco 3.6%
Bunge Ltd.	257,131	17,924,602
Constellation Brands, Inc., Class A	188,970	41,359,864
Dr Pepper Snapple Group, Inc.	157,438	19,207,436
		78,491,902

Security	Number of Shares	Value ($)
Health Care Equipment & Services 8.5%
Becton, Dickinson & Co.	185,621	44,467,367
Boston Scientific Corp. *	1,269,280	41,505,456
UnitedHealth Group, Inc.	406,109	99,634,782
		185,607,605

Materials 3.0%
DowDuPont, Inc.	193,437	12,751,367
The Sherwin-Williams Co.	65,102	26,533,622
Vulcan Materials Co.	196,674	25,382,747
		64,667,736

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Illumina, Inc. *	118,372	33,060,116
Vertex Pharmaceuticals, Inc. *	118,256	20,098,790
Zoetis, Inc.	243,934	20,780,737
		73,939,643

Real Estate 1.4%
SBA Communications Corp. *	188,895	31,190,342

Retailing 18.1%
Amazon.com, Inc. *	110,380	187,623,924
Booking Holdings, Inc. *	33,013	66,920,322
Netflix, Inc. *	195,127	76,378,562
The Home Depot, Inc.	128,335	25,038,158
Ulta Salon, Cosmetics & Fragrance, Inc. *	179,333	41,867,082
		397,828,048

Semiconductors & Semiconductor Equipment 3.5%
ASML Holding N.V.	162,840	32,237,435
Broadcom, Inc.	43,841	10,637,580
NVIDIA Corp.	146,180	34,630,042
		77,505,057

Software & Services 37.2%
Activision Blizzard, Inc.	359,581	27,443,222
Adobe Systems, Inc. *	207,717	50,643,482
Alibaba Group Holding Ltd. ADR *	82,948	15,389,342
Alphabet, Inc., Class A *	97,661	110,277,825
Autodesk, Inc. *	249,590	32,718,753
Electronic Arts, Inc. *	295,273	41,639,398
Facebook, Inc., Class A *	360,478	70,048,085
Intuit, Inc.	54,654	11,166,086
MasterCard, Inc., Class A	241,082	47,377,435
MercadoLibre, Inc.	99,067	29,614,098
Microsoft Corp.	1,291,271	127,332,233
PayPal Holdings, Inc. *	427,530	35,600,423
salesforce.com, Inc. *	268,716	36,652,862

1

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tencent Holdings Ltd.	1,511,500	75,900,536
Visa, Inc., Class A	784,154	103,861,197
		815,664,977

Telecommunication Services 0.4%
Zayo Group Holdings, Inc. *	245,756	8,965,179

Transportation 1.8%
Union Pacific Corp.	276,893	39,230,200
Total Common Stock
(Cost $1,377,907,424)		2,161,743,541

Other Investment Company 1.9% of net assets

Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82% (a)	40,945,226	40,945,226
Total Other Investment Company
(Cost $40,945,226)		40,945,226
At June 30, 2018, the value of a foreign security held by the fund totaling $75,900,536 was adjusted from its closing market value in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,346,078,564	$—	$—	$1,346,078,564
Software & Services	739,764,441	75,900,536	—	815,664,977
Other Investment Company[1]	40,945,226	—	—	40,945,226
Total	$2,126,788,231	$75,900,536	$—	$2,202,688,767
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
3

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings (continued)

•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG60662JUN18
4

Item 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	August 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	August 13, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 13, 2018